Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss - Summary of Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	₩ 623,929	₩ 654,045	₩ 555,749
Losses on financial instruments designated at fair value through profit or loss	654,986	1,143,288	1,953,720
Net losses on financial instruments designated at fair value through profit or loss	(31,057)	(489,243)	(1,397,971)
Financial liabilities designated at fair value through profit or loss
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	623,929	654,045	555,749
Losses on financial instruments designated at fair value through profit or loss	₩ 654,986	₩ 1,143,288	₩ 1,953,720